Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Cash generated from operations before tax and exceptional items	€ 591.2	€ 424.8	€ 450.3
Cash flows used relating to exceptional items	(67.6)	(65.2)	(48.8)
Inflows Of Cash Due To Exceptional Items, Classified As Operating Activities	0.0	24.4
Tax paid	(92.8)	(80.2)	(95.2)
Net cash flows from operating activities	430.8	303.8	306.3
Cash flows from investing activities
Business combinations, net of cash acquired	0.0	0.4	(597.3)
Purchase of property, plant and equipment and intangibles	(82.4)	(79.1)	(79.2)
Interest received	5.3
Redemption of investments	0.3	0.0	16.5
Net cash used in investing activities	(76.8)	(78.7)	(660.0)
Cash flows from financing activities
Repurchase of ordinary shares	(170.9)	(26.8)	(77.6)
Income taxes paid (refund), classified as financing activities	(7.1)	(2.9)	(22.6)
Proceeds from new loans and notes	6.0	799.3	800.0
Repayment of loan principal	(12.6)	(916.2)	(408.7)
Payments of lease liabilities, classified as financing activities	(30.1)	(26.5)	(19.4)
Payment of financing fees	(3.3)	(6.5)	(18.7)
Interest paid	(93.9)	(54.2)	(36.7)
Payment of interest on tax relating to legacy tax audits, classified as financing activities	(9.2)
Proceeds from Settlement of Derivatives, Classified as Financing Activities	(0.4)	124.8
Other financing cash flows	0.0	0.9	(1.9)
Net cash (used in)/provided by financing activities	(321.5)	(108.1)	214.4
Net increase/(decrease) in cash and cash equivalents	32.5	117.0	(139.3)
Cash and cash equivalents at beginning of period	369.7	254.2	382.5
Effect of exchange rate fluctuations	0.4	(4.4)	11.0
Cash and cash equivalents at end of period	412.9	369.7	254.2
Cash and cash equivalents if different from statement of financial position	€ 399.7	€ 366.8	€ 254.2